Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
2.	Restatement of Previously Issued Consolidated Financial Statements

In connection with a transaction review for an internal investigation in response to a media article published and the allegations in a research report that the Company’s Chief Executive Officer was involved in the bribery of the former Deputy Director General of the Center for Drug Evaluation (“CDE”) under the Chinese Food and Drug Administration (“CFDA”) and certain judgments based on bribery charges by Chinese courts in four provinces against officials of the Chinese Center for Disease Control that referenced eight of the Company’s former and current salespersons, none of whom were charged with any wrongdoing, the Company corrected the errors with respect to (i) individual income tax withheld for non-routine benefits for employees and (ii) the classification of entertainment expenses and the related corporate income tax impact and has rectified these errors in the Company’s previously issued financial statements. Accordingly, the Company restated its consolidated financial statements for the years ended December 31, 2014 and 2015.

Individual Income Tax

The Company provides certain benefits to its employees on a non-routine basis and incorrectly captured such expenses in the expense accounts of office expense or conference expense. In accordance with the Law of the People’s Republic of China on Enterprise Income Tax and Regulations for Implementation of the Law of the PRC on Individual Income Tax, such expenses are deductible for corporate income tax purpose but the Company is required to withhold individual income taxes for employees receiving such benefits. The Company reviewed and discovered that for certain non-routine benefits for employees it has not withheld related individual income tax. The individual income taxes withheld and related late payment charges should be included in accounts payable and accrued liabilities and other non-current liabilities on the balance sheets and be included in the employee expenses under the selling, general and administrative expenses and other expenses in the statements of comprehensive income (loss).

As of December 31, 2015, the correction of the error increased accounts payable and accrued liabilities by $65, increased other non-current liabilities by $560, and increased accumulated deficit by $648. For historical periods prior to 2015, the correction of the error increased the Company’s accumulated deficit as of January 1, 2015 by $521.

For the year ended December 31, 2015, the correction of the error increased selling, general and administrative expenses by $52 and increased other expenses by $75. For the year ended December 31, 2014, the correction of the error increased selling, general and administrative expenses by $110 and increased other expenses by $44.

Entertainment Expenses and Related Corporate Income Tax

The Company has discovered that certain expenses previously classified as general business expenses should have been classified as entertainment expenses. This reclassification does not impact selling, general and administrative expenses in the Company’s consolidated financial statements, however, entertainment expenses were not deductible for corporate income tax purposes for the amount exceeding a specific cap under the Law of the People’s Republic of China on Enterprise Income Tax. The additional corporate income tax and late payment charges resulting from these non-deductible expenses should be included in other non-current liabilities on the balance sheets and included in income tax expense and other expenses in the statements of comprehensive income (loss).

As of December 31, 2015, the correction of the error increased other non-current liabilities by $1,440, and increased accumulated deficit by $1,471. For historical periods prior to 2015, the correction of the error increased the Company’s accumulated deficit as of January 1, 2015 by $1,131.

For the year ended December 31, 2015, the correction of the error increased income tax expenses by $285 and increased other expenses by $55. For the year ended December 31, 2014, the correction of the error increased income tax expenses by $674 and decreased other expenses by $5.

Other Adjustments

Along with the restatement of the Company’s consolidated financial statements in connection with the  errors discussed above, the Company has recorded adjustments for certain previously identified immaterial errors related to the periods presented. When these financial statements were originally issued, the Company assessed their impact and concluded that they were not material to the Company’s consolidated financial statements for the years ended December 31, 2014 and 2015. However, in conjunction with the restatement of the Company’s consolidated financial statements described above, the Company has determined that it would be appropriate to make adjustments for such previously unrecorded adjustments.

The combined impact of all adjustments to the applicable line items in the Company’s consolidated financial statements for the periods presented are provided in the tables below.

A summary of the effects of the restatement on the applicable line items within the Company’s consolidated balance sheet as of December 31, 2015 is as follows:

	Consolidated Balance Sheet as of December 31, 2015
	As Reported	Adjustments	Restated
Inventories	$18,685	$(30)	$18,655
Total current assets	128,524	(30)	128,494
Property, plant and equipment	63,940	(27)	63,913
Total assets	202,984	(57)	202,927
Accounts payable and accrued liabilities	22,524	137	22,661
Total current liabilities	58,001	137	58,138
Other non-current liabilities	756	2,042	2,798
Total long-term liabilities	6,242	2,042	8,284
Total liabilities	64,243	2,179	66,422
Accumulated other comprehensive income	8,110	72	8,182
Accumulated deficit	(8,281)	(1,699)	(9,980)
Total shareholders’ equity	123,280	(1,627)	121,653
Non-controlling interest	15,461	(609)	14,852
Total equity	138,741	(2,236)	136,505
Total liabilities and equity	202,984	(57)	202,927

A summary of the effects of the restatement on the applicable line items within the Company’s consolidated statements of comprehensive loss for the years ended December 31, 2015 and 2014 is as follows:

	Consolidated Statement of Comprehensive Loss For the year ended December 31, 2015
	As Reported	Adjustments	Restated
Cost of sales	$18,425	$(17)	$18,408
Gross profit	48,989	17	49,006
Selling, general and administrative expenses	37,436	45	37,481
Total operating expenses	45,266	45	45,311
Operating income	3,723	(28)	3,695
Other income (expenses)	73	(247)	(174)
Income from continuing operations before income taxes	3,031	(275)	2,756
Income tax expense	(2,516)	(469)	(2,985)
Income (loss) from continuing operations	515	(744)	(229)
Net loss	(213)	(744)	(957)
Income attributable to non-controlling interest	(861)	402	(459)
Net loss attributable to shareholders of Sinovac	(1,074)	(342)	(1,416)
Income (loss) from continuing operations	515	(744)	(229)
Foreign currency translation adjustments	(4,137)	90	(4,047)
Comprehensive loss from continuing operations	(3,622)	(654)	(4,276)
Comprehensive loss	(4,688)	(654)	(5,342)
Comprehensive (income) loss attributable to non-controlling interest	(298)	380	82
Comprehensive loss attributable to shareholders of Sinovac	(4,986)	(274)	(5,260)
Basic net loss per share - continuing operations	(0.01)	(0.01)	(0.02)
Basic net loss per share attributable to shareholders of Sinovac	(0.02)	(0.01)	(0.03)
Diluted net loss per share - continuing operations	(0.01)	(0.01)	(0.02)
Diluted net loss per share attributable to shareholders of Sinovac	(0.02)	(0.01)	(0.03)

	Consolidated Statement of Comprehensive Loss For the year ended December 31, 2014
	As Reported	Adjustments	Restated
Selling, general and administrative expenses	$34,166	$172	$34,338
Total operating expenses	45,399	172	45,571
Operating income	2,057	(172)	1,885
Other income	1,312	(126)	1,186
Income from continuing operations before income taxes	2,646	(298)	2,348
Income tax expense	(1,458)	(611)	(2,069)
Income from continuing operations	1,188	(909)	279
Net loss	(336)	(909)	(1,245)
Income attributable to non-controlling interest	(515)	245	(270)
Net loss attributable to shareholders of Sinovac	(851)	(664)	(1,515)
Income from continuing operations	1,188	(909)	279
Foreign currency translation adjustments	(2,344)	24	(2,320)
Comprehensive loss from continuing operations	(1,156)	(885)	(2,041)
Comprehensive loss	(2,763)	(885)	(3,648)
Comprehensive income attributable to non-controlling interest	(207)	242	35
Comprehensive loss attributable to shareholders of Sinovac	(2,970)	(643)	(3,613)
Basic net income per share - continuing operations	0.01	(0.01)	0.00
Basic net loss per share attributable to shareholders of Sinovac	(0.02)	(0.01)	(0.03)
Diluted net income per share - continuing operations	0.01	(0.01)	0.00
Diluted net loss per share attributable to shareholders of Sinovac	(0.02)	(0.01)	(0.03)

A summary of the effects of the restatement on the applicable line items within the Company’s consolidated statement of cash flows for the years ended December 31, 2015 and 2014 is as follows

	Consolidated Statement of Cash Flows for the year ended December 31, 2015
	As Reported	Adjustments	Restated
Income (loss) from continuing operations	$515	$(744)	$(229)
Deferred income taxes	(518)	185	(333)
Depreciation of property, plant and equipment and amortization of licenses	6,249	9	6,258
Inventories	10	18	28
Accounts payable and accrued liabilities	(434)	136	(298)
Other non-current liabilities	333	446	779
Time deposits	-	1,500	1,500
Net cash provided by operating activities from continuing operations	3,383	1,550	4,933
Net cash provided by operating activities	2,661	1,550	4,211
Effect of exchange rate changes on cash and cash equivalents, including cash classified within current assets held for sale	(1,491)	(50)	(1,541)
Decrease in cash and cash equivalents, including cash classified within current assets held for sale	(27,541)	1,500	(26,041)
Decrease in cash and cash equivalents, including cash from discontinued operation	(27,459)	1,500	(25,959)
Cash and cash equivalents, beginning of year	91,293	(1,500)	89,793

	Consolidated Statement of Cash Flows for the year ended December 31, 2014
	As Reported	Adjustments	Restated
Income from continuing operations	$1,188	$(909)	$279
Deferred income taxes	(162)	(63)	(225)
Depreciation of property, plant and equipment and amortization of licenses	7,829	8	7,837
Accounts payable and accrued liabilities	(3,999)	506	(3,493)
Other non-current liabilities	454	478	932
Time deposits	-	(1,500)	(1,500)
Net cash provided by operating activities from continuing operations	(7,524)	(1,480)	(9,004)
Net cash provided by operating activities	(8,647)	(1,480)	(10,127)
Effect of exchange rate changes on cash and cash equivalents, including cash classified within current assets held for sale	(1,383)	(20)	(1,403)
Increase (decrease) in cash and cash equivalents, including cash classified within current assets held for sale	(15,724)	(1,500)	(17,224)
Decrease in cash and cash equivalents, including cash from discontinued operation	(15,224)	(1,500)	(16,724)
Cash and cash equivalents, end of year	91,293	(1,500)	89,793